Convertible Preferred Stock - Schedule of Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
New Series A [Member]
Convertible Preferred Stock - Schedule of Convertible Preferred Stock (Details) [Line Items]
Shares Authorized	4,350,314	4,350,314
Share Issued and Outstanding	4,350,314	4,350,314
Liquidation Preference	$ 5,307	$ 5,307
Carrying Amount	$ 5,231	$ 5,231
Original Issue Price	$ 1.22	$ 1.22
New Series B [Member]
Convertible Preferred Stock - Schedule of Convertible Preferred Stock (Details) [Line Items]
Shares Authorized	5,293,175	5,293,175
Share Issued and Outstanding	5,293,175	5,293,175
Liquidation Preference	$ 13,815	$ 13,815
Carrying Amount	$ 13,701	$ 13,701
Original Issue Price	$ 2.61	$ 2.61
New Series C [Member]
Convertible Preferred Stock - Schedule of Convertible Preferred Stock (Details) [Line Items]
Shares Authorized	7,358,151	7,358,151
Share Issued and Outstanding	6,670,703	6,670,703
Liquidation Preference	$ 37,623	$ 37,623
Carrying Amount	$ 37,476	$ 37,476
Original Issue Price	$ 5.64	$ 5.64
New Series C-1 [Member]
Convertible Preferred Stock - Schedule of Convertible Preferred Stock (Details) [Line Items]
Shares Authorized	1,549,742	1,549,742
Share Issued and Outstanding	1,549,742	1,549,742
Liquidation Preference	$ 7,439	$ 7,439
Carrying Amount	$ 8,741	$ 8,741
Original Issue Price	$ 4.8	$ 4.8
Convertible Preferred Stock [Member]
Convertible Preferred Stock - Schedule of Convertible Preferred Stock (Details) [Line Items]
Shares Authorized	18,551,382	18,551,382
Share Issued and Outstanding	17,863,934	17,863,934
Liquidation Preference	$ 64,184	$ 64,184
Carrying Amount	$ 65,149	$ 65,149